Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2024	2023
TRADE AND OTHER PAYABLES
Trade payables	36.9	61.5
Interest payable	14.1	14.1
Accruals	74.9	73.1
New Afton free cash flow interest other liabilities (Note 10)	20.0	—
New Afton free cash flow interest obligation (Note 10)	—	42.7
Current portion of reclamation and closure cost obligations (Note 13)	1.6	0.8
Current portion of the Rainy River gold stream obligation (Note 10)	42.6	33.1
Current portion of derivative liabilities (Note 12)	5.3	1.1
Current portion of lease liabilities (Note 11)	0.7	2.6
Total trade and other payables	196.1	229.0